Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended
	Sep. 30, 2014 INR	Sep. 30, 2014 USD ($)	Mar. 31, 2014 INR	Sep. 30, 2014 Lower tier II capital INR	Sep. 30, 2014 Foreign currency borrowings INR	Mar. 31, 2014 Foreign currency borrowings INR	Sep. 30, 2014 Local currency borrowings INR	Mar. 31, 2014 Local currency borrowings INR
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines				2,000.0
Other long term debt, debt raised during the year	38,865.1
Other long-term debt	233,447.4	$ 3,770.1	220,478.1		122,908.1	129,708.4	110,539.3	90,769.7